Brumadinho dam failure (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 3,312
Revision to estimates and new provisions	476
Monetary and present value adjustments	363
Disbursements	(1,330)
Translation adjustment	239
Balance at the ending	3,060
Judicial Settlement For Brumadinho [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	2,526
Revision to estimates and new provisions	39
Monetary and present value adjustments	258
Disbursements	(1,004)
Translation adjustment	178
Balance at the ending	1,997
Judicial Settlement For Brumadinho [Member] | Payment Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	882
Revision to estimates and new provisions	34
Monetary and present value adjustments	79
Disbursements	(495)
Translation adjustment	62
Balance at the ending	562
Judicial Settlement For Brumadinho [Member] | Provision For Socio Economic Reparation And Others [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	867
Revision to estimates and new provisions	(4)
Monetary and present value adjustments	97
Disbursements	(423)
Translation adjustment	55
Balance at the ending	592
Judicial Settlement For Brumadinho [Member] | Provision For Social And Environmental Reparation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	777
Revision to estimates and new provisions	9
Monetary and present value adjustments	82
Disbursements	(86)
Translation adjustment	61
Balance at the ending	843
Other Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	786
Revision to estimates and new provisions	437
Monetary and present value adjustments	105
Disbursements	(326)
Translation adjustment	61
Balance at the ending	1,063
Other Obligations [Member] | Tailings Containment And Geotechnical Safety [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	559
Revision to estimates and new provisions	200
Monetary and present value adjustments	58
Disbursements	(175)
Translation adjustment	42
Balance at the ending	684
Other Obligations [Member] | Individual Indemnification [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	45
Revision to estimates and new provisions	104
Monetary and present value adjustments	9
Disbursements	(78)
Translation adjustment	3
Balance at the ending	83
Other Obligations [Member] | Other Commitments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	182
Revision to estimates and new provisions	133
Monetary and present value adjustments	38
Disbursements	(73)
Translation adjustment	16
Balance at the ending	$ 296